Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Investments Measured at Fair Value on a Recurring Basis

The following tables summarize the Plan's investments that are measured at fair value on a recurring basis at December 31, 2025 and 2024.

	December 31, 2025	Level 1
Common stock	$134,020,028	$134,020,028
Mutual funds	701,437,101	701,437,101
Self-directed brokerage account	59,786,588	59,786,588
Interest-bearing cash	172,172	172,172
Stable value collective trust	21,948,629	21,948,629
Total investments at fair value	$917,364,518	$917,364,518

	December 31, 2024	Level 1
Common stock	$136,959,515	$136,959,515
Mutual funds	607,762,363	607,762,363
Self-directed brokerage account	48,225,625	48,225,625
Interest-bearing cash	167,919	167,919
Stable value collective trust	27,649,926	27,649,926
Total investments at fair value	$820,765,348	$820,765,348